Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 76	$ 72	$ 62
Expense relating to short-term leases for which recognition exemption has been used	5	7	5
Expense relating to leases of low-value assets for which recognition exemption has been used	2	5	6
Cash outflow	353	336	321
Cash outflows for short term and low value leases	7	12	11
Cash outflows for payments of leases interest	65	62	52
Repayment of lease liability	$ 281	$ 262	$ 258
Weighted average interest rate lease liabilities	4.10%	4.00%	3.50%